Virtus WCM International Equity Fund
Virtus WCM International Equity Fund
Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 196 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 131 of the fund’s statement of additional information.

The Virtus WCM International Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth International Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund, which is anticipated to occur on or about June 28, 2017.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus WCM International Equity Fund	Class A	Class I	Class IS	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus WCM International Equity Fund		Class A		Class I		Class IS		Class T
Management Fees		0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		none		none		0.25%
Other Expenses		0.48%	[1]	0.45%	[1]	0.40%	[1]	0.48%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses		1.59%		1.31%		1.26%		1.59%
Less: Fee Waivers and/or Expense Reimbursements	[3]	(0.16%)		(0.10%)		(0.15%)		(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.43%		1.21%		1.11%		1.43%
[1]	Restated to reflect current fees and expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.42% for Class A Shares, 1.20% for Class I Shares, 1.10% for Class IS Shares and 1.42% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Virtus WCM International Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	712	1,018	1,362	2,329
Class I	Sold	123	395	699	1,561
Class IS	Sold	113	369	662	1,495
Class T	Sold	392	708	1,064	2,065

Expense Example, No Redemption - Virtus WCM International Equity Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	712	1,018	1,362	2,329
Class I	Held	123	395	699	1,561
Class IS	Held	113	369	662	1,495
Class T	Held	392	708	1,064	2,065

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. These foreign companies may be located in emerging markets. For purposes of the 80% investment policy, the fund’s investment in equity securities may include common stocks, preferred stocks and depositary receipts, as well as other equity securities that may be received as a result of a conversion or spinoff, such as convertible securities or warrants. The fund’s investment in depositary receipts may include American, European, Canadian and Global Depositary Receipts (“ADRs”, “EDRs”, “CDRs”, and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in various non-U.S. trading markets.

In selecting investments for purchase and sale, the subadviser uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The subadviser’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The subadviser also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the fund may invest in any size companies, it will generally invest in large-capitalization established multinational companies. The subadviser considers large-capitalization companies to be those with market capitalization of  $3.5 billion or greater at the time of investment. The fund generally considers a company to be a foreign company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in, a non-U.S country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, one or more non-U.S. countries or markets. The fund generally will invest in securities of companies located in different regions and, under normal market conditions, will invest a significant portion of its assets in at least three different countries outside of the U.S. However, when market conditions warrant, the fund may have a significant portion of its assets invested in the securities of companies in fewer than three countries. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

Principal Risks

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Convertible Securities Risk. The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>     Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the fund to the same risks as direct investment in securities of foreign issuers.

>     Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Foreign Investing Risk. The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     Geographic Concentration Risk. The risk that events negatively affecting the geographic location where the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

>     Growth Stocks Risk. The risk that the fund's investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

>     Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

>     Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

>     Portfolio Turnover Risk. The risk that the fund's principal investment strategies will result in a consistently high portfolio turnover rate. See the Portfolio Turnover section above for more information about the impact that portfolio turnover can have on your investment.

>     Preferred Stock Risk. The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>     Sector Focused Investing Risk. The risk that events negatively affecting a particular market sector in which the fund focuses its investments will cause the value of the fund's shares to decrease, perhaps significantly.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 888-784-3863.

As of the date of this prospectus, Class T Shares had not begun operations; therefore, performance information for Class T Shares is not shown here.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did. Annual Return (%)

Best Quarter:	Q2/2009:	30.56%	Worst Quarter:	Q4/2008:	-25.93%
Year-to-date performance (through March 31, 2017) is 10.87%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - Virtus WCM International Equity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	Return Before Taxes	0.02%	6.90%	0.73%
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.05%)	5.23%	(0.36%)
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.32%	5.49%	0.83%
Class A	Return Before Taxes	(5.98%)	5.47%	(0.11%)
Class IS	Return Before Taxes	0.10%			5.09%	Sep. 01, 2015
Class IS | Morgan Stanley MSCI ACWI Ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)	Morgan Stanley MSCI ACWI Ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)				4.00%	Sep. 01, 2015
Morgan Stanley MSCI ACWI Ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)	Morgan Stanley MSCI ACWI Ex-U.S. Index (net) (reflects no deduction for fees, expenses or taxes)	4.50%	5.00%	0.96%

The Morgan Stanley Capital International All Country World (“MSCI ACWI”) ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.